                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6307

                      (Investment Company Act File Number)

                Federated Limited Duration Government Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 2/28/05

               Date of Reporting Period: Six months ended 8/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Limited Duration Government Fund, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2004		2004	2003	2002	2001	[1]
Net Asset Value, Beginning of Period	$9.75		$9.77	$9.60	$9.52	$9.30
Income From Investment Operations:
Net investment income	0.10		0.20	0.32	0.51	0.28
Net realized and unrealized gain (loss) on investments	(0.08)		(0.01)	0.17	0.08	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.02		0.19	0.49	0.59	0.51
Less Distributions:
Distributions from net investment income	(0.10)		(0.21)	(0.32)	(0.51)	(0.29)
Net Asset Value, End of Period	$9.67		$9.75	$9.77	$9.60	$9.52
Total Return [2]	0.23%		1.92%	5.21%	6.33%	5.51%

Ratios to Average Net Assets:
Expenses	0.30	% [3]	0.30%	0.30%	0.30%	0.36	% [3]
Net investment income	2.13	% [3]	2.12%	3.35%	5.08%	6.30	% [3]
Expense waiver/reimbursement [4]	0.85	% [3]	0.71%	0.76%	0.82%	0.73	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,213		$19,978	$43,513	$7,290	$2,416
Portfolio turnover	62%		116%	110%	71%	150%

1 Reflects operations for the period from September 11, 2000 (date of initial public investment) to February 28, 2001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2004		Year Ended February 28 or 29,
			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.75		$9.77	$9.60	$9.52	$9.33	$9.43
Income From Investment Operations:
Net investment income	0.09		0.18	0.30	0.49	0.54	0.46
Net realized and unrealized gain (loss) on investments	(0.08)		(0.02)	0.17	0.08	0.20	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.01		0.16	0.47	0.57	0.74	0.36
Less Distributions:
Distributions from net investment income	(0.09)		(0.18)	(0.30)	(0.49)	(0.55)	(0.46)
Net Asset Value, End of Period	$9.67		$9.75	$9.77	$9.60	$9.52	$9.33
Total Return 1	0.11%		1.67%	4.95%	6.06%	8.22%	3.89%

Ratios to Average Net Assets:
Expenses	0.55	% [2]	0.55%	0.55%	0.55%	0.86%	1.02%
Net investment income	1.89	% [2]	1.87%	3.05%	5.07%	5.74%	4.76%
Expense waiver/reimbursement [3]	0.85	% [2]	0.71%	0.76%	0.82%	0.59%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,273		$76,813	$84,067	$82,462	$87,023	$108,918
Portfolio turnover	62%		116%	110%	71%	150%	65%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees (Institutional Service Shares, only), shareholder services fees (Institutional Shares and Institutional Service Shares), and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,002.30	$1.51
Institutional Service Shares	$1,000	$1,001.10	$2.77
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.69	$1.53
Institutional Service Shares	$1,000	$1,022.43	$2.80

1 Expenses are equal to the Fund's Institutional Shares and Institutional Service Shares annualized expense ratios of 0.30% and 0.55% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At August 31, 2004, the Fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Treasury Securities	35.8%
U.S. Government Agency Securities	29.5%
U.S. Government Agency Mortgage-Backed Securities	13.0%
Repurchase Agreements	21.7%
TOTAL		100%

1 See the Fund's prospectus for a more complete description of these types of investments.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

August 31, 2004 (unaudited)

Principal Amount			Value
		U.S. TREASURIES--44.4%
$3,000,000	[1]	United States Treasury Notes, 1.500%, 7/31/2005	$2,988,060
8,500,000	[1]	United States Treasury Notes, 1.875%, 12/31/2005	8,473,480
5,000,000	[1]	United States Treasury Notes, 2.250%, 4/30/2006	4,999,200
5,400,000	[1]	United States Treasury Notes, 2.375%, 8/15/2006	5,397,462
9,600,000	[1]	United States Treasury Notes, 2.750%, 6/30/2006	9,673,536
6,400,000	[1]	United States Treasury Notes, 2.625%, 11/15/2006	6,419,008
		TOTAL U.S. TREASURIES (IDENTIFIED COST $37,836,169)	37,950,746
		GOVERNMENT AGENCIES--36.7%
		Federal Home Loan Mortgage Corp.--14.7%
11,300,000		3.250%, 11/15/2004	11,335,934
1,200,000		1.875%, 2/15/2006	1,192,560
		TOTAL	12,528,494
		Federal National Mortgage Association--22.0%
18,000,000	[1]	5.500%, 2/15/2006	18,816,660
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $31,360,747)	31,345,154
		MORTGAGE-BACKED SECURITIES--7.3%
		Federal Home Loan Mortgage Corp.--1.0%
77,081		6.500%, 12/1/2015	82,126
720,449		5.000%, 3/1/2018	733,957
		TOTAL	816,083
		Federal National Mortgage Association--6.3%
1,384,632		6.500%, 7/1/2016	1,472,487
3,768,168		5.500%, 11/1/2018	3,911,924
		TOTAL	5,384,411
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,016,384)	6,200,494
		COLLATERALIZED MORTGAGE OBLIGATIONS--6.6%
		Federal Home Loan Mortgage Corp. REMIC--3.3%
1,500,000		REMIC 2712 PV, 4.500%, 3/15/2011	1,539,645
1,294,601		REMIC 2517 OJ, 4.500%, 7/15/2012	1,306,797
		TOTAL	2,846,442
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS-continued
		Federal National Mortgage Association REMIC--3.3%
$1,234,231		REMIC 2002-70 QT, 3.655%, 12/25/2021	$1,238,229
1,597,034		REMIC 2003-2 PB, 4.500%, 7/25/2023	1,612,158
		TOTAL	2,850,387
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,724,444)	$5,696,829
		ADJUSTABLE RATE MORTGAGES--2.1%
		Federal National Mortgage Association ARMs--2.1%
1,805,677		4.99%, 4/1/2034 (IDENTIFIED COST $1,852,794)	1,843,109
		REPURCHASE AGREEMENTS--27.0%
955,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.610%, dated 8/31/2004 to be repurchased at $955,043 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042, collateral market value $515,000,807	955,000
12,106,000		Interest in $700,000,000 joint repurchase agreement with Bear Stearns & Co., 1.610%, dated 8/31/2004 to be repurchased at $12,106,541 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $721,001,005 (held as collateral for securities lending)	12,106,000
10,000,000		Interest in $500,000,000 joint repurchase agreement with Citigroup Global Markets, Inc., 1.610%, dated 8/31/2004 to be repurchased at $10,000,447 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2034, collateral market value $513,386,591 (held as collateral for securities lending)	10,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	23,061,000
		TOTAL INVESTMENTS--124.1% (IDENTIFIED COST $105,851,538) [2]	106,097,332
		OTHER ASSETS AND LIABILITIES - NET--(24.1)%	(20,612,114)
		TOTAL NET ASSETS--100%	$85,485,218

1 All or a portion of these shares are temporarily on loan to unaffiliated broker/dealers.

2 The cost of investments for federal tax purposes amounts to $105,851,538.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (unaudited)

Assets:
Investment in securities	$83,036,332
Investment in repurchase agreements	23,061,000
Total investments in securities, at amortized cost and value including $21,575,357 of securities loaned (identified cost $105,851,538)		$106,097,332
Cash		990
Income receivable		384,368
Receivable for investments sold		1,939,641
Receivable for shares sold		99,083
TOTAL ASSETS		108,521,414
Liabilities:
Payable for investments purchased	736,747
Payable for shares redeemed	96,004
Income distribution payable	77,960
Payable for Directors'/Trustees' fees	109
Payable for collateral due to broker	22,106,000
Payable for shareholder services fee (Note 5)	14,947
Accrued expenses	4,429
TOTAL LIABILITIES		23,036,196
Net assets for 8,836,942 shares outstanding		$85,485,218
Net Assets Consist of:
Paid-in capital		$86,985,296
Net unrealized appreciation of investments		245,794
Accumulated net realized loss on investments		(1,760,357)
Undistributed net investment income		14,485
TOTAL NET ASSETS		$85,485,218
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$15,212,662 ÷ 1,572,570 shares outstanding, $0.001 par value, 2,500,000,000 shares authorized		$9.67
Institutional Service Shares:
$70,272,556 ÷ 7,264,372 shares outstanding $0.001 par value, 2,500,000,000 shares authorized		$9.67

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2004 (unaudited)

Investment Income:
Interest (including income on securities loaned of $7,955)			$1,110,442
Expenses:
Investment adviser fee (Note 5)		$182,056
Administrative personnel and services fee (Note 5)		95,781
Custodian fees		3,758
Transfer and dividend disbursing agent fees and expenses (Note 5)		38,055
Directors'/Trustees' fees		5,666
Auditing fees		8,091
Legal fees		2,634
Portfolio accounting fees		26,930
Distribution services fee--Institutional Service Shares (Note 5)		92,513
Shareholder services fee--Institutional Shares (Note 5)		21,272
Shareholder services fee--Institutional Service Shares (Note 5)		92,513
Share registration costs		19,952
Printing and postage		13,900
Insurance premiums		4,031
Taxes		3,678
Miscellaneous		8,990
TOTAL EXPENSES		619,820
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(182,056)
Waiver of administrative personnel and services fee	(17,189)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,645)
Waiver of distribution services fee--Institutional Service Shares	(92,513)
Waiver of shareholder services fee--Institutional Shares	(21,272)
Reimbursement of other operating expenses	(73,860)
TOTAL WAIVERS AND REIMBURSEMENT		(388,535)
Net expenses			231,285
Net investment income			879,157
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(364,041)
Net change in unrealized depreciation of investments			(430,175)
Net realized and unrealized loss on investments			(794,216)
Change in net assets resulting from operations			$84,941

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2004	Year Ended 2/29/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$879,157	$2,314,806
Net realized gain (loss) on investments	(364,041)	661,964
Net change in unrealized appreciation/depreciation of investments	(430,175)	(1,157,291)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	84,941	1,819,479
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(176,806)	(726,505)
Institutional Service Shares	(683,675)	(1,579,254)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(860,481)	(2,305,759)
Share Transactions:
Proceeds from sale of shares	9,386,248	48,120,056
Net asset value of shares issued to shareholders in payment of distributions declared	400,470	938,049
Cost of shares redeemed	(20,316,828)	(79,360,223)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(10,530,110)	(30,302,118)
Change in net assets	(11,305,650)	(30,788,398)
Net Assets:
Beginning of period	96,790,868	127,579,266
End of period (including undistributed (distributions in excess of) net investment income of $14,485 and $(4,191), respectively)	$85,485,218	$96,790,868

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004 (unaudited)

1. ORGANIZATION

Federated Limited Duration Government Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. As of August 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$21,575,357	$22,106,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity

	Six Months Ended 8/31/2004		Year Ended 2/29/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	426,801	$4,128,618	2,893,068	$28,190,832
Shares issued to shareholders in payment of distributions declared	1,063	10,270	1,624	15,816
Shares redeemed	(904,001)	(8,751,357)	(5,297,891)	(51,527,333)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(476,137)	$(4,612,469)	(2,403,199)	$(23,320,685)

	Six Months Ended 8/31/2004		Year Ended 2/29/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	542,323	$5,257,630	2,042,438	$19,929,224
Shares issued to shareholders in payment of distributions declared	40,376	390,200	94,715	922,233
Shares redeemed	(1,195,566)	(11,565,471)	(2,860,615)	(27,832,890)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(612,867)	$(5,917,641)	(723,462)	$(6,981,433)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,089,004)	$(10,530,110)	(3,126,661)	$(30,302,118)

4. FEDERAL TAX INFORMATION

At August 31, 2004, the cost of investments for federal tax purposes was $105,851,538. The net unrealized appreciation of investments for federal tax purposes was $245,794. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $331,561 and net unrealized depreciation from investments for those securities having an excess of cost over value of $85,767.

At February 29, 2004, the Fund had a capital loss carryforward of $1,396,316 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$533,376
2009	$862,940

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $25,085, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar law suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Limited Duration Government Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314213109
Cusip 314213208

25891 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Limited Duration Government Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004